INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Jun. 30, 2015	Jan. 31, 2015	Jun. 30, 2015
Amortization of Intangible Assets		$ 5,625	$ 5,625
Option Agreement [Member]
Non Refundable fee		30,000	30,000
Software, Gorss	$ 24,375	24,375	$ 24,375
Exchange Fees	$ 3,000	$ 3,000